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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-08365

Evergreen Select Fixed Income Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for two of its series, Evergreen Adjustable Rate Fund and Evergreen Short Intermediate Bond Fund, for the quarter ended March 31, 2009. These series have June 30 fiscal year end.

Date of reporting period: March 31, 2009

Item 1 – Schedule of Investments

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS

March 31, 2009 (unaudited)
	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.1%
FIXED-RATE 0.1%
FNMA, Ser. 1998-M5, Class D, 6.35%, 06/25/2020 (cost $686,834)	$680,455	$692,493

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 22.0%
FIXED-RATE 0.7%
FHLMC, Ser. R007, Class AC, 5.875%, 05/15/2016	896,662	912,408
FNMA:
Ser. 1989-74, Class J, 9.80%, 10/25/2019	122,257	138,888
Ser. 1989-96, Class H, 9.00%, 12/25/2019	58,063	64,769
Ser. 1992-87, Class Z, 8.00%, 05/25/2022	98,608	109,255
Ser. 2001-50, Class BA, 7.00%, 10/25/2041	776,530	833,007
Ser. 2001-T8, Class A1, 7.50%, 07/25/2041	432,376	463,599
Ser. 2002-T12, Class A3, 7.50%, 05/25/2042	1,361,378	1,440,119
Ser. 2004-T3, Class 1A3, 7.00%, 02/25/2044	1,547,043	1,647,219
Ser. 2004-W1, Class 2A2, 7.00%, 12/25/2033	801,982	831,767
Ser. 2004-W2, Class 5A, 7.50%, 03/25/2044	814,253	867,437
Ser. G93-1, Class K, 6.68%, 01/25/2023	1,982,591	2,134,701
GNMA, Ser. 2003-1, Class SW, IO, 0.60%, 06/16/2031	22,281,996	171,968

		9,615,137

FLOATING-RATE 21.3%
FAMC, Ser. 2000-A, Class A, 4.40%, 12/15/2039	3,997,185	4,512,143
FHLMC:
Ser. 1671, Class QA, 3.41%, 02/15/2024	590,190	556,950
Ser. 1686, Class FE, 3.56%, 02/15/2024	57,056	55,439
Ser. 1730, Class FA, 2.15%, 05/15/2024	1,072,796	1,074,631
Ser. 2315, Class FW, 1.11%, 04/15/2027	613,106	614,455
Ser. 2389, Class FI, 1.31%, 06/15/2031	1,640,681	1,660,738
Ser. 2391, Class EF, 1.06%, 06/15/2031	703,149	695,429
Ser. 2418, Class FO, 1.46%, 02/15/2032	3,905,002	3,852,436
Ser. 2425, Class FO, 1.46%, 03/15/2032	5,461,143	5,403,488
Ser. 2454, Class SL, IO, 7.44%, 03/15/2032	1,773,110	186,190
Ser. 2460, Class FE, 1.56%, 06/15/2032	2,780,179	2,816,321
Ser. 2461, Class FI, 1.06%, 04/15/2028	917,118	906,745
Ser. 2464, Class FE, 1.56%, 03/15/2032	1,155,669	1,169,502
Ser. 2466, Class FV, 1.11%, 03/15/2032	1,325,726	1,311,713
Ser. 2470, Class FX, 1.56%, 05/15/2031	2,122,911	2,150,042
Ser. 2475, Class FD, 1.11%, 06/15/2031	2,793,629	2,681,397
Ser. 2481, Class FC, 1.56%, 05/15/2031	1,628,592	1,649,406
Ser. 2527, Class SX, IO, 7.10%, 02/15/2032	3,379,717	200,936
Ser. 3153, Class EM, IIFRN, 36.20%, 01/15/2034	785,533	833,906
Ser. 3190, Class SN, IIFRN, 79.22%, 03/15/2032	859,610	1,136,980
Ser. T-66, Class 2A1, 4.56%, 01/25/2036	30,143,592	30,285,529
Ser. T-67, Class 1A1C, 4.61%, 03/25/2036	114,267,842	114,266,939
Ser. T-67, Class 2A1C, 4.57%, 03/25/2036	51,410,684	51,260,323
FNMA:
Ser. 1992-039, Class FA, 2.33%, 03/25/2022	684,665	668,568
Ser. 1992-045, Class F, 2.33%, 04/25/2022	139,823	138,047
Ser. 1993-113, Class FA, 2.10%, 07/25/2023	599,028	599,573
Ser. 1993-165, Class FE, 1.71%, 09/25/2023	2,108,905	2,145,009
Ser. 1994-14, Class F, 4.06%, 10/25/2023	1,275,348	1,300,732
Ser. 1994-55, Class F, 2.00%, 12/25/2023	54,870	54,871
Ser. 1998-T2, Class A5, 5.01%, 01/25/2032	3,522,600	3,277,760
Ser. 1999-51, Class FJ, 1.12%, 10/25/2029	1,779,709	1,736,245
Ser. 2001-38, Class FB, 1.02%, 08/25/2031	645,495	617,350
Ser. 2001-62, Class FK, 1.02%, 07/25/2028	93,701	93,612
Ser. 2001-63, Class FD, 1.16%, 12/18/2031	1,030,128	1,022,845
Ser. 2001-71, Class FS, 1.12%, 11/25/2031	1,370,749	1,359,838

1

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued

March 31, 2009 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS continued
FLOATING-RATE continued
FNMA:
Ser. 2001-81, Class F, 1.07%, 01/25/2032	$691,638	$685,566
Ser. 2001-81, Class FC, 1.21%, 01/18/2032	894,671	890,922
Ser. 2001-81, Class FL, 1.21%, 01/18/2032	2,007,227	1,997,793
Ser. 2002-05, Class FD, 1.42%, 02/25/2032	1,246,316	1,255,601
Ser. 2002-20, Class FK, 1.12%, 04/25/2032	3,485,958	3,416,491
Ser. 2002-37, Class F, 1.32%, 11/25/2031	2,850,003	2,803,934
Ser. 2002-53, Class FG, 1.62%, 07/25/2032	2,497,684	2,469,030
Ser. 2002-64, Class FJ, 1.52%, 04/25/2032	3,861,613	3,829,993
Ser. 2002-77, Class TF, 1.56%, 12/18/2032	5,135,593	5,083,405
Ser. 2002-82, Class FC, 1.52%, 09/25/2032	2,795,168	2,834,188
Ser. 2002-92, Class FB, 1.17%, 04/25/2030	1,587,399	1,580,922
Ser. 2003-011, Class FE, 1.02%, 12/25/2033	1,066,305	1,055,115
Ser. 2003-119, Class FE, 1.52%, 06/25/2027	9,594,123	9,597,601
Ser. G92-06, Class F, 2.54%, 08/25/2021	88,810	88,901
Ser. G92-20, Class FB, 2.33%, 04/25/2022	697,884	703,251
Ser. G93-19, Class FD, 2.10%, 04/25/2023	1,867,775	1,840,951
GNMA:
Ser. 2002-57, Class SL, IIFRN, 48.61%, 08/16/2032	881,361	1,096,950
Ser. 2002-66, Class DS, STRIPS, IIFRN, 104.91%, 07/16/2031	251,924	422,581
Ser. 2004-41, Class SE, IO, 6.69%, 05/20/2030	6,303,835	294,042

		284,243,325

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $303,342,401)		293,858,462

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 62.6%
FIXED-RATE 6.8%
FHLMC:
4.32%, 10/01/2035	12,368,574	12,520,370
5.53%, 04/01/2037	7,429,295	7,679,334
5.81%, 01/01/2036	11,300,589	11,485,371
6.50%, 04/01/2018	599,699	637,208
7.00%, 11/01/2012-09/01/2035	1,290,382	1,348,938
7.50%, 01/01/2016-06/01/2016	226,807	240,985
8.50%, 05/01/2020-09/01/2022	473,494	518,793
9.75%, 03/01/2016	505	516
FNMA:
3.87%, 06/01/2034	10,770,823	10,764,862
4.39%, 07/01/2038	2,989,989	3,013,458
4.62%, 07/01/2038	7,020,710	7,093,824
4.73%, 02/01/2035	12,752,774	13,015,327
6.50%, 08/01/2028-05/01/2031	2,559,293	2,708,529
7.00%, 11/01/2014-11/01/2033	2,429,030	2,577,297
7.06%, 11/01/2024-01/01/2027	456,375	487,057
7.50%, 02/01/2016-08/01/2033	5,224,873	5,615,856
8.00%, 12/01/2026-05/01/2033	993,919	1,083,377
8.50%, 04/01/2026-06/01/2030	392,542	428,545
8.58%, 02/01/2032	180,595	195,279
9.00%, 05/01/2021-09/01/2030	310,911	340,839
9.50%, 08/01/2021-12/01/2024	236,928	264,028
10.00%, 01/01/2021	131,326	144,350
10.50%, 04/01/2019-11/01/2019	36,060	37,981
11.00%, 01/01/2016-01/01/2018	21,316	22,521
12.50%, 07/15/2015	58,429	63,529

2

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued

March 31, 2009 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FIXED-RATE continued
GNMA:
5.50%, 01/20/2019	$223,666	$229,772
6.45%, 04/20/2025-09/20/2025	326,922	344,744
6.50%, 06/20/2034-08/20/2034	5,703,192	6,004,333
6.75%, 02/15/2029	156,793	167,495
7.00%, 07/20/2034	275,723	291,812
7.25%, 07/15/2017-05/15/2018	858,020	907,964
7.50%, 02/20/2023-11/20/2023	25,725	27,639
9.00%, 05/15/2016-02/20/2025	352,310	382,022

		90,643,955

FLOATING-RATE 55.8%
FHLB:
4.34%, 07/01/2032	2,881,030	2,940,792
4.56%, 08/01/2035	679,550	691,994
4.67%, 08/01/2033	6,388,991	6,453,380
4.77%, 05/01/2034	7,316,247	7,428,963
4.81%, 12/01/2034	13,093,561	13,222,460
4.85%, 05/01/2033	703,393	717,387
4.89%, 06/01/2035	10,537,544	10,709,967
4.97%, 06/01/2029	4,771,296	4,848,363
5.08%, 07/01/2034	3,399,308	3,445,469
5.34%, 06/01/2026	3,641,419	3,699,654
5.375%, 09/01/2025	2,809,357	2,879,328
5.68%, 06/01/2032	289,973	292,223
6.01%, 06/01/2035	5,456,366	5,648,158
FHLMC:
1.51%, 06/15/2031	4,625,192	4,593,190
3.76%, 07/01/2029	59,698	57,106
3.95%, 07/01/2030	50,752	51,256
4.30%, 01/01/2029	51,763	52,440
4.31%, 01/01/2026	39,036	39,328
4.375%, 12/01/2017-07/01/2030	557,298	558,786
4.41%, 09/01/2016-03/01/2019	350,526	351,270
4.45%, 06/01/2020-10/01/2030	484,498	486,144
4.47%, 04/01/2020	149,438	151,446
4.49%, 01/01/2022	79,712	81,416
4.60%, 04/01/2034 #	11,343,800	11,514,907
4.62%, 03/01/2018	60,173	60,480
4.63%, 06/01/2030	268,634	273,370
4.64%, 07/01/2017	222,363	221,820
4.66%, 08/01/2018	11,411	11,457
4.76%, 12/01/2032	11,004,775	11,117,134
4.78%, 10/01/2018-12/01/2018	260,316	261,510
4.81%, 02/01/2030-10/01/2033	6,729,550	6,822,102
4.85%, 10/01/2032	11,406,936	11,555,935
4.86%, 06/01/2022-11/01/2029	482,478	490,024
4.875%, 10/01/2019	58,318	58,398
4.90%, 11/01/2018	35,041	35,259
4.91%, 09/01/2032	7,818,582	7,909,824
4.92%, 08/01/2029	263,297	268,015
4.94%, 07/01/2024-10/01/2030	7,051,229	7,148,894
4.96%, 06/01/2019-03/01/2030	33,548,316	33,981,362
4.98%, 10/01/2031	1,016,105	1,029,477
5.00%, 04/01/2019-05/01/2028	838,732	857,107
5.02%, 02/01/2018-01/01/2030	111,367	113,383

3

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued

March 31, 2009 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FHLMC:
5.08%, 06/01/2024	$72,064	$72,882
5.09%, 11/01/2027-10/01/2037	4,323,175	4,399,027
5.10%, 05/01/2032	99,804	100,498
5.12%, 02/01/2027-11/01/2032	859,804	880,465
5.14%, 07/01/2027	1,608,762	1,648,530
5.15%, 07/01/2031	781,421	790,173
5.16%, 10/01/2024-08/01/2030	17,391,937	17,733,221
5.17%, 11/01/2026	752,971	767,737
5.18%, 07/01/2029	160,188	162,017
5.19%, 06/01/2019-01/01/2028	2,071,219	2,089,086
5.21%, 05/01/2025-11/01/2029	1,269,968	1,290,271
5.25%, 03/01/2032	34,999	35,737
5.26%, 07/01/2018-10/01/2033	1,496,201	1,516,201
5.27%, 05/01/2020	4,232	4,333
5.29%, 02/01/2024	54,948	55,688
5.30%, 02/01/2029	489,068	498,644
5.32%, 05/01/2028-06/01/2030	2,251,602	2,284,607
5.33%, 01/01/2023	109,475	110,828
5.35%, 05/01/2020	2,252	2,310
5.37%, 06/01/2028-07/01/2028	974,853	994,100
5.375%, 08/01/2019	36,242	36,717
5.42%, 09/01/2016	335,558	336,448
5.44%, 10/01/2032	1,951,241	1,983,612
5.45%, 05/01/2023	129,666	132,482
5.46%, 01/01/2024	162,049	164,846
5.51%, 05/01/2032	771,156	793,528
5.52%, 03/01/2025	225,729	231,560
5.55%, 10/01/2029	495,284	513,039
5.57%, 06/01/2033	2,935,980	3,037,638
5.69%, 09/01/2031	1,020,837	1,036,526
5.71%, 10/01/2025	357,312	364,143
5.72%, 12/01/2017	126,463	129,941
5.75%, 08/01/2029-11/01/2029	698,784	724,823
5.76%, 07/01/2019-06/01/2020	8,370	8,544
5.85%, 10/01/2025	62,936	64,159
5.87%, 06/01/2025	167,182	171,233
5.93%, 06/01/2021-10/01/2029	607,108	613,701
5.94%, 03/01/2020	6,783	7,044
6.11%, 09/01/2030	223,154	224,057
6.19%, 05/01/2031	404,613	418,933
6.26%, 04/01/2023	432,993	449,001
6.49%, 01/01/2019	2,824	2,889
6.55%, 08/01/2029	778,271	806,498
6.60%, 04/01/2032	241,472	251,747
6.68%, 02/01/2021	91,740	95,017
6.92%, 01/01/2017	7,934	8,202
7.02%, 04/01/2029	581,722	612,641
7.22%, 08/01/2027	99,347	105,180
FNMA:
1.30%, 04/01/2034	171,725	170,281
2.09%, 05/01/2029	575,377	589,847
3.03%, 12/01/2030	401,919	396,541
3.18%, 03/01/2028	263,241	264,871
3.29%, 03/01/2032	86,759	86,959
3.30%, 09/01/2031	763,872	774,295

4

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued

March 31, 2009 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
3.42%, 04/01/2033	$2,094,746	$2,067,113
3.44%, 08/01/2031	509,176	508,901
3.47%, 02/01/2033	206,736	208,859
3.49%, 01/01/2032	48,295	48,206
3.57%, 11/01/2029	21,469	21,924
3.64%, 10/01/2035-01/01/2036	101,757,083	102,044,947
3.65%, 12/01/2035	54,858,916	55,316,188
3.66%, 04/01/2033	1,719,062	1,688,772
3.69%, 05/01/2018	546,446	552,037
3.70%, 09/01/2032	79,978	79,382
3.71%, 04/01/2042	7,263,676	7,116,151
3.74%, 07/01/2018	10,036	10,160
3.75%, 08/01/2031	445,412	447,039
3.78%, 07/01/2024	23,426	24,263
3.80%, 09/26/2035	1,789,664	1,788,498
3.82%, 01/01/2033	609,900	601,521
3.87%, 07/01/2028-09/26/2035	7,733,214	7,790,606
3.88%, 07/01/2020-01/01/2038	2,545,494	2,545,550
3.90%, 06/01/2024	84,788	88,076
3.95%, 08/01/2036	17,874,086	18,083,651
3.97%, 09/01/2033	317,021	316,453
3.99%, 04/01/2033	1,051,571	1,053,940
4.00%, 01/01/2017-03/01/2030	595,938	591,674
4.01%, 09/01/2017-11/01/2023	756,703	749,101
4.02%, 10/01/2018-01/01/2035	5,039,335	4,957,573
4.03%, 01/01/2033	713,752	725,043
4.05%, 10/01/2017-05/01/2035	8,517,348	8,617,798
4.06%, 12/01/2020-01/01/2036	1,080,736	1,090,081
4.08%, 01/01/2021	17,924	18,109
4.10%, 12/01/2017-06/01/2018	237,999	235,140
4.11%, 01/01/2032	688,179	688,110
4.12%, 06/01/2032-08/01/2040	3,075,563	3,122,852
4.125%, 05/01/2017-01/01/2018	2,613,233	2,602,409
4.13%, 04/01/2036	1,482,490	1,498,916
4.15%, 12/01/2016-04/01/2030	164,882	165,025
4.16%, 02/01/2033	581,038	583,141
4.17%, 04/01/2018-10/01/2018	1,663,268	1,685,792
4.18%, 11/01/2039	312,755	315,386
4.19%, 11/01/2032	561,335	560,745
4.20%, 04/01/2028	830,974	840,405
4.21%, 04/01/2019	23,025	22,666
4.22%, 12/01/2031	1,087,393	1,098,169
4.25%, 07/01/2018-05/01/2028	3,127,519	3,180,327
4.26%, 12/01/2031-01/01/2036	1,029,163	1,036,665
4.27%, 08/01/2033	844,691	852,408
4.29%, 09/01/2032	2,145,177	2,142,787
4.30%, 11/01/2024	26,926	26,602
4.32%, 09/01/2031	1,008,888	985,829
4.33%, 01/01/2019	10,389	10,433
4.34%, 02/01/2018	30,959	30,858
4.35%, 06/01/2027-10/01/2032	2,320,540	2,328,070
4.375%, 08/01/2017-01/01/2027	162,638	162,163
4.38%, 05/01/2018-10/01/2034	7,432,815	7,326,381
4.39%, 02/01/2035	5,195,220	5,169,764
4.40%, 04/01/2021-11/01/2027	272,922	273,729

5

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued

March 31, 2009 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
4.41%, 10/01/2016-03/01/2033	$11,425,692	$11,374,501
4.42%, 07/01/2025	9,061	9,253
4.43%, 03/01/2015-07/01/2038	5,117,320	5,092,834
4.44%, 05/01/2022	238,518	238,213
4.47%, 08/01/2031	167,946	170,303
4.48%, 07/01/2038	20,769,733	20,992,472
4.50%, 06/01/2030-06/01/2032	1,208,071	1,228,165
4.51%, 12/01/2028	236,858	240,712
4.53%, 05/01/2027	169,485	170,197
4.54%, 04/01/2018-11/01/2018	121,300	121,041
4.57%, 05/01/2019-06/01/2032	73,281	74,288
4.58%, 09/01/2032-07/01/2038	9,797,587	9,867,935
4.59%, 06/01/2019-02/01/2032	6,388,191	6,399,159
4.61%, 10/01/2031	917,299	933,655
4.62%, 04/01/2034	11,205,486	11,317,217
4.625%, 07/01/2015-01/01/2029	1,804,898	1,817,532
4.63%, 03/01/2031-02/01/2035	15,695,699	15,894,160
4.64%, 11/01/2024-02/01/2033	1,229,440	1,246,281
4.65%, 03/01/2014-06/01/2034	1,178,800	1,185,885
4.66%, 08/01/2032	205,781	203,903
4.68%, 07/01/2027	550,836	561,252
4.69%, 02/01/2019-12/01/2033	7,951,833	8,058,049
4.70%, 10/01/2017-06/01/2031	1,117,690	1,133,759
4.75%, 12/01/2016-01/01/2021	1,794,343	1,810,257
4.77%, 09/01/2030-07/01/2048	32,224,956	32,501,824
4.79%, 11/01/2017	582,258	597,024
4.81%, 09/01/2021	562,108	565,604
4.82%, 04/01/2024-08/01/2031	326,247	329,261
4.83%, 11/01/2017	295,360	294,044
4.84%, 10/01/2034	4,225,282	4,311,028
4.85%, 02/01/2028-09/01/2033	287,065	291,070
4.87%, 06/01/2033	1,143,501	1,156,914
4.875%, 09/01/2033	504,850	505,668
4.88%, 06/01/2032	557,885	570,733
4.89%, 11/01/2022	616,143	621,202
4.90%, 04/01/2032-08/01/2032	469,703	476,453
4.93%, 09/01/2019-03/01/2032	1,185,004	1,204,879
4.94%, 01/01/2032	464,490	471,592
4.95%, 01/01/2019-12/01/2036	2,692,930	2,678,350
4.96%, 07/01/2028-05/01/2032	750,191	757,764
4.98%, 03/01/2017	27,337	27,613
5.00%, 02/01/2017-12/01/2030	2,779,229	2,820,417
5.01%, 10/01/2024-01/01/2028	77,076	77,705
5.02%, 05/01/2025	240,298	243,787
5.03%, 09/01/2019-10/01/2025	252,400	255,963
5.04%, 07/01/2021-05/01/2028	955,182	961,720
5.05%, 11/01/2024	289,860	292,640
5.06%, 06/01/2017-04/01/2018	1,184,950	1,188,527
5.10%, 06/01/2027-07/01/2030	1,168,597	1,184,280
5.11%, 02/01/2029	36,293	37,896
5.125%, 10/01/2016-01/01/2022	38,626	39,126
5.14%, 02/01/2029	339,557	345,031
5.15%, 05/01/2032	140,548	141,833
5.16%, 05/01/2017	271,947	275,360
5.17%, 12/01/2021-01/01/2033	390,374	402,933

6

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued

March 31, 2009 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
5.19%, 07/01/2019-07/01/2021	$1,732,202	$1,749,428
5.21%, 12/01/2023-05/01/2034	2,147,785	2,165,729
5.22%, 09/01/2032	443,018	448,498
5.24%, 10/01/2024-04/01/2030	268,466	271,827
5.25%, 09/01/2016-01/01/2029	118,178	121,103
5.27%, 11/01/2024-03/01/2030	804,779	823,088
5.29%, 12/01/2030-11/01/2032	696,480	708,885
5.31%, 09/01/2026	299,744	304,141
5.33%, 06/01/2019-11/01/2028	709,321	717,881
5.34%, 10/01/2032	2,719,542	2,767,787
5.35%, 06/01/2027-07/01/2033	431,695	439,909
5.37%, 09/01/2018	28,808	29,452
5.375%, 07/01/2017-06/01/2025	16,834	16,977
5.38%, 10/01/2009	2,661	2,657
5.41%, 04/01/2033-09/01/2033	2,507,891	2,584,090
5.43%, 10/01/2028-06/01/2040	2,550,262	2,597,980
5.44%, 11/01/2014	16,221	16,243
5.45%, 11/01/2031-09/01/2032	16,154,743	16,532,054
5.47%, 10/01/2024-10/01/2029	1,791,976	1,832,947
5.48%, 09/01/2033	112,509	117,996
5.49%, 05/01/2018-01/01/2019	402,851	411,298
5.50%, 05/01/2017-08/01/2033	122,780	122,180
5.54%, 05/01/2018	2,776	2,840
5.55%, 01/01/2018-10/01/2025	30,299	31,112
5.57%, 04/01/2024	879,263	897,051
5.58%, 10/01/2017-06/01/2033	1,180,747	1,227,725
5.59%, 02/01/2029	5,380,981	5,465,868
5.60%, 01/01/2031-06/01/2032	298,799	303,489
5.61%, 07/01/2028	648,386	663,163
5.625%, 06/01/2017	31,288	31,730
5.63%, 09/01/2017-06/01/2028	121,293	125,239
5.64%, 04/01/2033	1,384,113	1,429,858
5.65%, 09/01/2031	547,328	546,327
5.69%, 10/01/2029	415,469	426,936
5.70%, 07/01/2017-06/01/2018	234,987	236,617
5.71%, 06/01/2024	186,958	192,060
5.72%, 04/01/2026-09/01/2028	40,476	41,673
5.73%, 01/01/2017	4,136	4,294
5.74%, 12/01/2024	134,322	136,768
5.75%, 08/01/2026	224,451	229,719
5.76%, 11/01/2017	348	367
5.77%, 02/01/2034-07/01/2039	6,198,371	6,361,612
5.78%, 08/01/2026	2,568,060	2,639,221
5.81%, 04/01/2018	125	133
5.82%, 06/01/2023	1,174	1,203
5.83%, 06/01/2019-06/01/2032	560,763	572,640
5.85%, 03/01/2014	42,331	43,461
5.88%, 04/01/2040	5,858,364	6,035,356
5.89%, 01/01/2033	247,821	257,188
5.94%, 12/01/2050	468,319	491,936
5.95%, 10/01/2025	19,952	20,574
5.96%, 06/01/2019	46,106	48,676
5.99%, 01/01/2033	962,468	995,529
6.00%, 02/01/2017-11/01/2021	51,863	53,454
6.02%, 09/01/2023	59,765	61,726

7

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued

March 31, 2009 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
6.04%, 05/01/2019	$7,470	$7,510
6.05%, 09/01/2032-04/01/2040	10,100,682	10,440,537
6.08%, 01/01/2023	54,099	56,581
6.11%, 05/01/2017	4,502	4,600
6.13%, 09/01/2017	2,202	2,194
6.16%, 03/01/2030	85,829	87,446
6.23%, 04/01/2032-09/01/2033	413,273	431,194
6.28%, 12/01/2039	676,887	690,347
6.30%, 01/01/2025	96,482	98,117
6.31%, 11/01/2031	302,335	314,788
6.36%, 04/01/2019	4,499	4,567
6.37%, 11/01/2023-11/01/2031	151,922	159,247
6.49%, 04/01/2020	32,053	32,943
6.55%, 12/01/2022	25,964	26,415
6.58%, 06/01/2028	188,272	202,341
6.67%, 02/01/2033	115,224	119,341
6.70%, 03/01/2032	85,850	89,318
6.72%, 03/01/2023	8,596	8,933
6.73%, 06/01/2022	7,170	7,565
6.85%, 06/01/2025	53,977	56,363
6.92%, 04/01/2032	125,369	132,355
6.94%, 10/01/2018	373	406
6.95%, 05/01/2025	1,790	1,898
6.99%, 06/01/2032	174,635	179,038
7.01%, 10/01/2032	49,528	52,765
7.05%, 08/01/2031	102,468	105,191
7.10%, 03/01/2015	37,610	38,820
7.21%, 05/01/2033	60,322	63,041
7.25%, 10/01/2021	30,474	32,321
7.33%, 11/01/2019	852	929
7.50%, 07/01/2010	854,073	897,178
7.625%, 03/01/2024	5,114	5,140
7.75%, 02/01/2024-01/01/2026	4,247	4,366
7.82%, 03/01/2032	50,226	52,527
7.97%, 06/01/2024	382	387
8.375%, 12/01/2024	3,610	4,006
9.10%, 10/01/2024	7,175	7,263
GNMA:
4.00%, 12/20/2032	166,001	166,262
4.125%, 08/20/2017-11/20/2032	19,139,128	19,255,421
4.50%, 12/20/2017	5,747	6,042
4.625%, 07/20/2016-09/20/2027	6,846,656	6,909,580
5.00%, 08/20/2015-01/20/2030	303,027	304,754
5.125%, 07/20/2022	17,927	18,218
5.375%, 02/20/2016-01/20/2028	12,051,304	12,152,917
5.50%, 01/20/2016-03/20/2033	2,965,544	3,017,073
5.875%, 01/20/2022	7,870	8,005

		746,653,873

Total Agency Mortgage-Backed Pass Through Securities (cost $849,194,274)		837,297,828

8

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued

March 31, 2009 (unaudited)
	Principal Amount	Value

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES 10.4%
FIXED-RATE 2.0%
FHLMC, Ser. T-55, Class 1A1, 6.50%, 03/25/2043	$210,555	$221,670
FNMA:
Ser. 2001-T10, Class A2, 7.50%, 10/01/2031	10,757,354	11,264,546
Ser. 2001-T12, Class A2, 7.50%, 08/25/2041	768,192	823,698
Ser. 2001-W03, Class A, 7.00%, 09/25/2041	1,352,217	1,450,006
Ser. 2002-D12, Class A5, 5.39%, 10/25/2041	3,984,638	4,065,787
Ser. 2003-W02, Class 1A3, 7.50%, 07/25/2042	710,751	760,073
Ser. 2003-W03, Class 1A2, 7.00%, 08/25/2042	8,205,421	8,681,708

		27,267,488

FLOATING-RATE 8.4%
FHLMC, Ser. T-54, Class 4A, 5.42%, 02/25/2043	3,985,433	3,867,015
FNMA:
Ser. 2001-T12, Class A4, 5.41%, 08/25/2041	15,491,648	15,571,388
Ser. 2002-66, Class A3, 5.32%, 04/25/2042	19,758,306	20,446,092
Ser. 2002-W04, Class A6, 5.48%, 02/25/2027	5,866,258	6,079,090
Ser. 2003-07, Class A2, 4.94%, 05/25/2042	2,605,396	2,557,145
Ser. 2003-63, Class A8, 4.95%, 01/25/2043	3,604,623	3,732,046
Ser. 2003-W04, Class 5A, 5.65%, 10/25/2042	2,640,658	2,771,426
Ser. 2003-W08, Class 4A, 5.36%, 11/25/2042	1,314,425	1,332,897
Ser. 2003-W10, Class 2A, 5.47%, 06/25/2043	5,357,502	5,008,606
Ser. 2003-W18, Class 2A, 5.42%, 06/25/2033	30,835,741	31,329,181
Ser. 2004-T03, Class 2A, 5.52%, 08/25/2043	4,623,072	4,623,376
Ser. 2004-W12, Class 2A, 5.375%, 06/25/2044	14,477,869	14,634,849

		111,953,111

Total Agency Reperforming Mortgage-Backed Pass Through Securities (cost $140,698,705)		139,220,599

YANKEE OBLIGATIONS – GOVERNMENT 0.4%
Instituto Nacional de Habitacao U.S. Aid Agcy., FRN, 1.14%, 12/01/2016 ☐ + (cost $5,000,000)	5,000,000	4,750,000

	Shares	Value

SHORT-TERM INVESTMENTS 5.0%
MUTUAL FUND SHARES 4.9%
Evergreen Prime Cash Management Money Market Fund, Class I, 0.65% q ø ##	66,329,647	66,329,647

	Principal
	Amount	Value

U.S. TREASURY OBLIGATION 0.1%
U.S. Treasury Bill, 0.14%, 06/25/2009 ƒ ß	$1,250,000	1,249,557

Total Short-Term Investments (cost $67,579,233)		67,579,204

Total Investments (cost $1,366,501,447) 100.5%		1,343,398,586
Other Assets and Liabilities (0.5%)		(6,191,285)

Net Assets 100.0%		$1,337,207,301

#	When-issued or delayed delivery security
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
+	Security is deemed illiquid.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
ß	Rate shown represents the yield to maturity at date of purchase.

9

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued

March 31, 2009 (unaudited)
Summary of Abbreviations
FAMC	Federal Agricultural Mortgage Corp.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
IIFRN	Indexed Inverse Floating Rate Note
IO	Interest Only
STRIPS	Separately Traded Registered Interest and Principal Securities

At March 31, 2009, the Fund had short futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at March 31, 2009	Unrealized Gain (Loss)

June 2009	690 U.S. Treasury 2 Year Futures	$149,554,740	$150,344,532	($789,792)

On March 31, 2009, the aggregate cost of securities for federal income tax purposes was $1,368,550,339. The gross unrealized appreciation and depreciation on securities based on tax cost was $818,582 and $25,970,335, respectively, with a net unrealized depreciation of $25,151,753.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Futures contracts

The Fund is subject to interest rate risk, equity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives through its investments in futures contracts. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Valuation hierarchy

On July 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted Prices	$67,579,204	$(789,792)
Level 2 – Other Significant Observable Inputs	1,271,069,382	0
Level 3 – Significant Unobservable Inputs	4,750,000	0

Total	$1,343,398,586	$(789,792)

*	Other financial instruments include futures contracts.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities

Balance as of July 1, 2008	$0
Realized gain (loss)	0
Change in unrealized appreciation (depreciation)	0
Net purchases (sales)	0
Transfers in and/or out of Level 3	4,750,000

Balance as of March 31, 2009	$4,750,000

10

EVERGREEN SHORT INTERMEDIATE BOND FUND SCHEDULE OF INVESTMENTS

March 31, 2009 (unaudited)
	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 5.6%
FIXED-RATE 5.6%
FHLMC:
6.98%, 10/01/2020	$4,947,971	$5,191,807
7.30%, 12/01/2012	1,897,198	2,011,162
FNMA:
5.94%, 11/01/2011	69,741	73,331
6.11%, 02/01/2012	125,701	134,651
6.20%, 05/01/2011	131,091	138,364
6.50%, 07/01/2011	2,360,714	2,505,816

Total Agency Commercial Mortgage-Backed Securities (cost $10,513,045)		10,055,131

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 0.1%
FIXED-RATE 0.1%
FNMA, Ser. 2003-129, Class PW, 4.50%, 07/25/2033	85,000	87,468

FLOATING-RATE 0.0%
FHLMC, Ser. 1935, Class FL, 1.20%, 02/15/2027	20,638	20,289

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $103,543)		107,757

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 8.8%
FIXED-RATE 8.8%
FHLMC 30 year:
5.00%, TBA #	3,235,000	3,336,598
5.50%, TBA #	1,305,000	1,354,141
FNMA:
6.28%, 02/01/2011	1,493,548	1,560,115
6.50%, 07/01/2017	641,831	673,174
FNMA 15 year:
4.00%, TBA #	1,880,000	1,911,725
4.50%, TBA #	4,295,000	4,422,510
5.50%, TBA #	1,725,000	1,798,582
GNMA, 8.05%, 06/15/2019-10/15/2020	699,444	751,801

		15,808,646

FLOATING-RATE 0.0%
FNMA, 4.00%, 06/01/2017	8,080	8,072

Total Agency Mortgage-Backed Pass Through Securities (cost $15,635,587)		15,816,718

AGENCY REPERFORMING MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 0.6%
FIXED-RATE 0.6%
FNMA, Ser. 2005-W4, Class 1A1, 6.00%, 08/25/2035 (cost $1,109,453)	1,069,996	1,111,639

ASSET-BACKED SECURITIES 1.4%
CSAB Mtge. Backed Trust, Ser. 2006-02, Class A3A, 5.80%, 09/25/2036	3,000,000	1,135,240
Lehman XS Trust:
Ser. 2005-01, Class 3A3A, 5.11%, 07/25/2035	65,000	16,663
Ser. 2005-06, Class 3A2B, 5.42%, 11/25/2035	95,000	34,447
Ser. 2005-06, Class 3A3A, 5.76%, 11/25/2035	105,000	29,598
Morgan Stanley Mtge. Loan Trust, Ser. 2006-12XS, Class A3, 5.80%, 10/25/2036	795,000	256,163
Nomura Asset Acceptance Corp., Ser. 2006-AF1, Class 1A3, 6.41%, 05/25/2036	3,796,000	1,091,730

Total Asset-Backed Securities (cost $7,289,344)		2,563,841

COMMERCIAL MORTGAGE-BACKED SECURITIES 8.9%
FIXED-RATE 6.7%
Banc of America Comml. Mtge. Securities, Inc., Ser. 2004-06, Class A5, 4.81%, 12/10/2042	5,095,000	3,926,910
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2004-CB9, Class A1, 3.48%, 06/12/2041	1,079,471	1,073,746
Ser. 2007-CB19, Class AM, 5.75%, 02/12/2049	7,220,000	3,101,564
Merrill Lynch Mtge. Trust, Ser. 2003-KEY1, Class A4, 5.24%, 11/12/2035	4,090,000	3,500,999
Wachovia Bank Comml. Mtge. Trust, Ser. 2004-C12, Class A1, 3.40%, 07/15/2041	429,254	427,708

		12,030,927

1

EVERGREEN SHORT INTERMEDIATE BOND FUND SCHEDULE OF INVESTMENTS continued

March 31, 2009 (unaudited)
	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES continued
FLOATING-RATE 2.2%
Citigroup Comml. Mtge. Trust, Ser. 2006-C4, Class AJ, 5.73%, 03/15/2049	$1,010,000	$259,993
Morgan Stanley Dean Witter, Ser. 2001, Class E, 7.24%, 07/15/2033	7,000,000	3,627,056

		3,887,049

Total Commercial Mortgage-Backed Securities (cost $26,448,375)		15,917,976

CORPORATE BONDS 40.2%
CONSUMER DISCRETIONARY 7.5%
Automobiles 0.7%
DaimlerChrysler AG, 7.30%, 01/15/2012	1,250,000	1,198,849

Media 2.6%
Comcast Corp., 6.75%, 01/30/2011	2,000,000	2,070,272
Time Warner, Inc., 6.875%, 05/01/2012	2,500,000	2,546,248

		4,616,520

Multiline Retail 1.0%
Macy’s, Inc., 7.45%, 09/15/2011	2,110,000	1,790,297

Specialty Retail 3.2%
Home Depot, Inc., 5.40%, 03/01/2016	3,620,000	3,258,568
Lowe’s Companies, Inc., 5.40%, 10/15/2016	2,500,000	2,515,115

		5,773,683

CONSUMER STAPLES 4.5%
Beverages 1.6%
Pepsico, Inc., 5.00%, 06/01/2018	2,750,000	2,850,383

Food Products 2.9%
General Mills, Inc., 6.00%, 02/15/2012	2,000,000	2,109,516
Kraft Foods, Inc., 6.125%, 08/23/2018	3,000,000	3,012,507

		5,122,023

ENERGY 1.3%
Oil, Gas & Consumable Fuels 1.3%
Hess Corp., 8.125%, 02/15/2019	525,000	542,123
Marathon Oil Corp., 6.00%, 10/01/2017	1,000,000	928,297
XTO Energy, Inc., 5.50%, 06/15/2018	1,000,000	930,476

		2,400,896

FINANCIALS 16.7%
Capital Markets 6.3%
Bank of New York Mellon Corp., 7.30%, 12/01/2009	2,000,000	2,036,854
Eaton Vance Corp., 6.50%, 10/02/2017	2,000,000	1,718,488
Goldman Sachs Group, Inc., 5.30%, 02/14/2012	2,460,000	2,375,255
Merrill Lynch & Co., Inc., 6.05%, 08/15/2012	2,600,000	2,232,571
Morgan Stanley:
5.625%, 01/09/2012	1,500,000	1,444,230
5.95%, 12/28/2017	1,600,000	1,455,842

		11,263,240

Commercial Banks 2.6%
Firstar Bank, 7.125%, 12/01/2009	95,000	96,869
National City Corp., 6.20%, 12/15/2011	2,675,000	2,629,650
SunTrust Banks, Inc., 5.25%, 11/05/2012	2,000,000	1,945,640

		4,672,159

Consumer Finance 3.3%
American Water Capital Corp., 6.09%, 10/15/2017	1,300,000	1,215,399
GlaxoSmithKline Capital, Inc., 4.85%, 05/15/2013	2,000,000	2,082,734
HSBC Finance Corp., 4.625%, 09/15/2010	3,000,000	2,707,464

		6,005,597

2

EVERGREEN SHORT INTERMEDIATE BOND FUND SCHEDULE OF INVESTMENTS continued

March 31, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Diversified Financial Services 1.2%
Citigroup, Inc., 5.50%, 08/27/2012	$1,000,000	$891,984
JPMorgan Chase & Co., 7.90%, 12/31/2049	2,000,000	1,287,902

		2,179,886

Insurance 1.4%
MetLife, Inc., 5.00%, 06/15/2015	2,250,000	1,853,595
Nationwide Financial Services, Inc., 5.90%, 07/01/2012	775,000	706,600

		2,560,195

Real Estate Investment Trusts (REITs) 1.9%
BRE Properties, Inc., 5.50%, 03/15/2017	3,000,000	1,984,272
ERP Operating, LP, 5.75%, 06/15/2017	1,700,000	1,347,566

		3,331,838

HEALTH CARE 2.6%
Biotechnology 1.0%
Amgen, Inc., 5.85%, 06/01/2017	1,700,000	1,743,610

Health Care Providers & Services 1.1%
WellPoint, Inc., 5.875%, 06/15/2017	2,000,000	1,883,136

Pharmaceuticals 0.5%
Pfizer, Inc., 4.45%, 03/15/2012	950,000	976,467

INDUSTRIALS 1.7%
Road & Rail 1.7%
Burlington Northern Santa Fe Corp., 5.90%, 07/01/2012	2,000,000	2,089,880
Union Pacific Corp., 6.125%, 01/15/2012	1,000,000	1,038,570

		3,128,450

INFORMATION TECHNOLOGY 0.7%
Computers & Peripherals 0.7%
Hewlett Packard Co., 6.125%, 03/01/2014	1,250,000	1,332,604

MATERIALS 1.3%
Metals & Mining 1.3%
Rio Tinto plc, 5.875%, 07/15/2013	2,650,000	2,378,473

TELECOMMUNICATION SERVICES 2.7%
Diversified Telecommunication Services 1.5%
Verizon Communications, Inc., 5.875%, 01/17/2012	2,565,000	2,637,107

Wireless Telecommunication Services 1.2%
AT&T Wireless, 8.125%, 05/01/2012	2,000,000	2,181,904

UTILITIES 1.2%
Electric Utilities 1.2%
Carolina Power & Light Co., 6.50%, 07/15/2012	2,000,000	2,114,216

Total Corporate Bonds (cost $76,273,787)		72,141,533

DEPOSITORY SHARES 0.5%
FINANCIALS 0.5%
Commercial Banks 0.5%
Wells Fargo Capital XIII, FRN, 7.70%, 12/29/2049 ° (cost $2,000,000)	2,000,000	953,298

U.S. TREASURY OBLIGATIONS 12.5%
U.S. Treasury Notes, 2.75%, 02/15/2019 (cost $21,773,016)	22,230,000	22,358,556

3

EVERGREEN SHORT INTERMEDIATE BOND FUND SCHEDULE OF INVESTMENTS continued

March 31, 2009 (unaudited)
	Principal Amount	Value

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 4.4%
FIXED-RATE 4.0%
Banc of America Mtge. Securities, Inc., Ser. 2005-D, Class 2A6, 4.79%, 05/25/2035	$7,800,000	$3,978,574
Washington Mutual, Inc., Ser. 2005-AR12, Class 1A4, 4.83%, 10/25/2035	5,755,000	3,167,309

		7,145,883

FLOATING-RATE 0.4%
Washington Mutual, Inc., Ser. 2006-OA3, Class 4AB, 2.59%, 04/25/2047	3,731,240	785,373

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $17,020,243)		7,931,256

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 4.7%
FIXED-RATE 0.5%
Countrywide Home Loans, Ser. 2005-HYB6, Class 4A1B, 5.37%, 10/20/2035	1,526,295	846,214

FLOATING-RATE 4.2%
Bear Stearns Adjustable Rate Mtge. Trust, Ser. 2007-5, Class 1A1, 5.52%, 08/25/2047	4,986,644	2,468,221
Countrywide Alternative Loan Trust, Inc., Ser. 2007-A2, Class 1A1, 2.66%, 03/25/2047	4,739,990	1,500,227
Countrywide Home Loans, Ser. 2007-HYB2, Class 3A1, 5.40%, 02/25/2047	1,731,256	736,410
Deutsche Securities, Inc., Ser. 2007-OA2, Class A1, 2.59%, 04/25/2047	1,422,165	566,501
DLJ Mtge. Acceptance Corp., Ser. 1991-3, Class A1, 4.61%, 02/20/2021	145,304	145,117
Fund America Investors Corp., Ser. 1993-A, Class A5, 3.83%, 06/25/2023	515,269	514,609
Perpetual Savings Bank, Ser. 1990-1, Class 1, 5.71%, 04/01/2020	620,212	611,366
Washington Mutual, Inc. Mtge. Pass-Through Cert., Ser. 2006-AR03, Class A1A, 2.79%, 05/25/2046	2,975,372	1,109,960

		7,652,411

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $18,216,762)		8,498,625

YANKEE OBLIGATIONS – CORPORATE 3.6%
HEALTH CARE 1.8%
Health Care Equipment & Supplies 0.8%
Covidien, Ltd., 5.45%, 10/15/2012	1,300,000	1,336,360

Pharmaceuticals 1.0%
AstraZeneca plc, 5.40%, 09/15/2012	1,700,000	1,812,455

MATERIALS 0.6%
Metals & Mining 0.6%
ArcelorMittal SA, 5.375%, 06/01/2013	1,500,000	1,165,335

TELECOMMUNICATION SERVICES 1.2%
Wireless Telecommunication Services 1.2%
Vodafone Group plc, 7.75%, 02/15/2010	2,000,000	2,075,602

Total Yankee Obligations – Corporate (cost $6,491,327)		6,389,752

	Shares	Value

CLOSED END MUTUAL FUND SHARES 2.5%
BlackRock Income Opportunity Trust	30,419	267,383
MFS Charter Income Trust	145,470	1,059,022
MFS Intermediate Income Trust	66,081	415,649
MFS Multimarket Income Trust	194,467	995,671
Putnam Master Intermediate Income Trust	38,365	164,202
Putnam Premier Income Trust	155,988	661,389
Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2	81,487	874,356

Total Closed End Mutual Fund Shares (cost $5,145,384)		4,437,672

SHORT-TERM INVESTMENTS 14.4%
MUTUAL FUND SHARES 14.4%
Evergreen Institutional Money Market Fund, Class I, 0.76% q ø ## (cost $25,730,954)	25,730,954	25,730,954

Total Investments (cost $233,750,820) 108.2%		194,014,708
Other Assets and Liabilities (8.2%)		(14,661,118)

Net Assets 100.0%		$179,353,590

4

EVERGREEN SHORT INTERMEDIATE BOND FUND SCHEDULE OF INVESTMENTS continued

March 31, 2009 (unaudited)

#	When-issued or delayed delivery security
°

Investment in non-controlled affiliate. At March 31, 2009, the Fund invested in securities issued by Wells Fargo & Co. with a cost basis of $2,000,000 and earned $78,155 of income for the period from October 3, 2008 to March 31, 2009.

q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
TBA	To Be Announced

At March 31, 2009, the Fund had the following credit default swap contracts outstanding:

Credit default swaps on debt obligations – Buy protection

			Rating of		Fixed	Frequency		Upfront
		Reference	Reference		Payments	of		Premiums
		Debt	Debt	Notional	Made	Payments	Market	Paid/	Unrealized
Expiration	Counterparty	Obligation	Obligation*	Amount	by the Fund	Made	Value	(Received)	Gain (Loss)

06/20/2012	Citibank	Borg Warner, Inc., 6.50%, 10/01/2019++	BBB	$2,000,000	0.255%	Quarterly	$248,037	$0	$248,037

Credit default swaps on debt obligations – Sell protection

			Rating of		Fixed	Frequency		Upfront
		Reference	Reference		Payments	of		Premiums
		Debt	Debt	Notional	Received	Payments	Market	Paid/	Unrealized
Expiration	Counterparty	Obligation	Obligation*	Amount	by the Fund	Received	Value	(Received)	Gain (Loss)

09/20/2010	Goldman Sachs	Duke Realty, Ltd., 5.40%, 08/15/2014++	BBB	$1,500,000	0.75%	Quarterly	$(242,364)	$0	$(242,364)
06/20/2012	Morgan Stanley	PG&E Corp., 4.80%, 03/01/2014++	BBB+	5,000,000	0.24%	Quarterly	(283,562)	0	(283,562)
06/20/2012	Morgan Stanley	Duke Realty, Ltd., 5.40%, 08/15/2014++	BBB	1,500,000	0.90%	Quarterly	(410,510)	0	(410,510)

Credit default swaps on an index – Sell protection

					Fixed	Frequency		Upfront
			Rating of		Payments	of		Premiums
		Reference	Reference	Notional	Received	Payments	Market	Paid/	Unrealized
Expiration	Counterparty	Index	Index*#	Amount	by the Fund	Received	Value	(Received)	Gain (Loss)

06/20/2012	Morgan Stanley	Dow Jones CDX North America Index Grade 8++	BBB+	$2,928,000	0.35%	Quarterly	$(204,269)	$ (17,728)	$ (186,541)
02/25/2051	Goldman Sachs	Markit CMBX North America AA.5 Index++	AA	3,000,000	1.75%	Monthly	(508,080)	(134,347)	(373,733)
02/17/2051	Goldman Sachs	Markit CMBX North America AA.4 Index++	AA	2,200,000	1.65%	Monthly	(1,861,200)	(135,459)	(1,725,741)

*

A rating of D would most likely indicate a trigger event of default has occurred although circumstances including bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring may also cause a credit event to take place.

#	Rating represents an average rating for the underlying securities within the index.
++	The Fund entered into the swap contract for speculative purposes.

Certain of the Fund’s derivative transactions may contain provisions for early termination in the event the net assets of the Fund declines below specific levels identified by the counterparty. If these levels are triggered, the counterparty may terminate the transaction and seek payment or request full collaterization of the derivative transaction in net liability positions. On March 31, 2009, the aggregate fair value of all derivative instruments with net asset contingent features that were in a liability positions amounted to $3,509,985.

5

EVERGREEN SHORT INTERMEDIATE BOND FUND SCHEDULE OF INVESTMENTS continued

March 31, 2009 (unaudited)

On March 31, 2009, the aggregate cost of securities for federal income tax purposes was $233,760,265. The gross unrealized appreciation and depreciation on securities based on tax cost was $2,077,680 and $41,823,237, respectively, with a net unrealized depreciation of $39,745,557.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the counterparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

Credit default swaps

The Fund is subject to credit risk in the normal course of pursuing its investment objectives through its investments in credit default swap contracts. The Fund may enter into credit default swap contracts to provide or receive a measure of protection against default on a referenced entity, obligation or index. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index. Under the terms of the swap, one party acts as a guarantor (referred to as the seller of protection) and receives a periodic stream of payments, provided that there is no credit event, from another party (referred to as the buyer of protection) that is a fixed percentage applied to a notional principal amount over the term of the swap. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. A credit event includes bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring. The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index. The maximum potential amount of future payments (undiscounted) that the Fund as the seller of protection could be required to make under the credit default swap contract would be an amount equal to the notional amount of the swap contract. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

If the Fund is the seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of protection the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index. If the Fund is the buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will receive from the seller of protection the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index.

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

Certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements. Any election by the counterparty to terminate early may impact the amounts reported on the financial statements.

Valuation hierarchy

On July 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

6

EVERGREEN SHORT INTERMEDIATE BOND FUND SCHEDULE OF INVESTMENTS continued

March 31, 2009 (unaudited)

As of March 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 – Quoted Prices	$52,527,182	$0
Level 2 – Other Significant Observable Inputs	141,487,526	(2,974,414)
Level 3 – Significant Unobservable Inputs	0	0

Total	$194,014,708	$(2,974,414)

*	Other financial instruments include swap contracts.

7

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Fixed Income Trust

By:	/s/ W. Douglas Munn
W. Douglas Munn Principal Executive Officer

Date: May 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn
W. Douglas Munn Principal Executive Officer

Date: May 26, 2009

By:	/s/ Kasey Phillips
Kasey Phillips Principal Financial Officer

Date: May 26, 2009